Cover	Oct. 05, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002119491
Document Period End Date	Oct. 05, 2026
Amendment Description	1
Document Type	S-6
Entity Registrant Name	Guggenheim Defined Portfolios, Series 2628
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of the value of its assets in common shares of closed-end investment companies (“Closed-End Funds”) that invest substantially all of their assets in convertible securities and/or income-producing securities and shares of exchange-traded funds (“ETFs”) that invest substantially all of their assets in convertible securities.